Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Earnings Per Share Abstract
Net earnings	$ 2,150	$ 1,859	$ 4,012	$ 3,680
Basic and diluted weighted average shares outstanding	3,643,413	3,643,295	3,643,389	3,643,228
Basic and diluted earnings per share	$ 0.59	$ 0.51	$ 1.1	$ 1.01